Fees Summary	Feb. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 395,000
Previously Paid Amount	0.00
Total Fee Amount	60.47
Total Offset Amount	0.00
Net Fee	60.47
Narrative - Max Aggregate Offering Price	$ 395,000
Final Prospectus	true